UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3025

Dreyfus Institutional Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/04

SSL-DOCS2 70128344v10

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus
Institutional
Money Market	Fund

SEMIANNUAL REPORT June 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Money Market Fund	The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Institutional Money Market Fund covers the six-month period from January 1, 2004, through June 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

The U.S. economy increasingly showed signs of sustainable growth during the first half of 2004.When it became clearer in the spring that an unexpectedly strong job market and higher energy prices reflected renewed inflationary pressures, the money markets began to anticipate higher interest rates, and yields began to rise from historical lows. Indeed, on the last day of the reporting period, the Federal Reserve Board raised short-term rates in what many analysts believe is the first in a series of gradual increases.

To many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus Institutional Money Market Fund perform during the period?

During the six-month period ended June 30, 2004, the fund produced annualized yields of 0.58% for its Money Market Series and 0.18% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced annualized effective yields of 0.58% and 0.18% for its Money Market Series and Government Securities Series, respectively.1

What is the fund’s investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign branches of domestic banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of domestic issuers, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the Money Market Series invests at least 25% of its total assets in bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and repurchase agreements in respect of these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

When 2004 began, the U.S. economy already was exhibiting signs of renewed strength. Even before it was revealed that U.S. gross domestic product had expanded at a 4.1% annualized rate during the fourth quarter of 2003, concerns arose that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. Despite these concerns and their adverse impact on prices of longer-term fixed-income securities, money-market yields remained anchored by the 1% federal funds rate and began the reporting period near historically low levels.

Although it noted at its meeting in January 2004 that U.S. economic output was expanding briskly, the Federal Reserve Board (the “Fed”) held the overnight federal funds rate steady,and it reiterated its commitment to keeping borrowing rates low.While new data further confirmed that an economic recovery was well underway, the number of new jobs continued to disappoint.

The consumer price index in February 2004 indicated that the core rate of inflation rose only 0.1%, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy. It was later revealed that U.S. economic growth also rose only modestly to a 4.4% annualized rate during the first quarter of 2004.

In early April 2004, however, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March, fueling concerns that long-dormant inflationary pressures might have begun to resurface. Higher energy and commodity prices appeared to lend credence to that view. As a result, money-market yields rose at the longer end of the maturity spectrum.

At its May meeting, the Fed no longer indicated that it could be “patient” before raising rates, stating instead that future rate hikes were likely to be “measured.” Soon after the Fed meeting, non-farm payroll data showing a second consecutive month of gains caused investor sentiment to shift from the belief that interest rates were unlikely to rise in 2004 to anticipation that the Fed might begin to tighten monetary policy as early as June 2004.

4

As was widely expected, the Fed raised the federal funds rate by 25 basis points at its meeting on June 30, 2004. Because most investors had anticipated a move of at least that amount, the money markets already reflected the impact of the increase.

In its June 30 statement, the Fed noted that “policy accommodation can be removed at a pace that is likely to be measured” but that it was prepared to “respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.” Consequently, most analysts believe that the June 30 rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery.

What is the fund’s current strategy?

In light of expectations of further moves toward higher short-term interest rates, we have adopted a more defensive posture, allowing the Series’ weighted average maturities to fall toward a range we consider closer to neutral.Accordingly, we generally have limited new investments to securities with maturities of three months or less.This strategy is designed to give us flexibility to take advantage of higher yields should they arise. Of course,we are prepared to alter our strategies as market conditions evolve.

July 15, 2004

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.Yield figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the Money Market Series would have produced an annualized yield of 0.58% and an annualized effective yield of 0.58%, and the Government Securities Series would have produced an annualized yield of 0.16% and an annualized effective yield of 0.16% ..

The Fund 5

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES June 30, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—14.1%	Amount ($)	Value ($)

Chase Manhattan Bank USA (Yankee)
1.10%, 11/8/2004	25,000,000 [a]	25,000,000
Fifth Third Bank
1.06%, 9/20/2004	22,000,000	22,000,738
Wells Fargo Bank
1.32%, 8/10/2004	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $67,000,738)		67,000,738

Commercial Paper—24.5%

BNP Paribas Finance Inc.
1.47%, 7/1/2004	17,000,000	17,000,000
Deutsche Bank Financial LLC
1.45%, 7/1/2004	17,000,000	17,000,000
Greenwich Capital Holdings Inc.
1.35%, 8/26/2004	20,000,000	19,958,000
Prudential Funding LLC
1.40%, 7/1/2004	17,000,000	17,000,000
Rabobank USA Financial Corp.
1.43%, 7/1/2004	17,000,000	17,000,000
Sigma Finance Inc.
1.15%, 7/6/2004	11,000,000 [b]	10,998,251
UBS Finance Delaware LLC
1.42%, 7/1/2004	17,000,000	17,000,000
Total Commercial Paper
(cost $115,956,251)		115,956,251

Corporate Notes—18.0%

Lehman Brothers Holdings Inc.
1.25%, 5/16/2005	20,000,000 [a]	20,000,000
Merrill Lynch & Co. Inc.
1.05%, 1/31/2005	25,000,000 [a]	25,000,000
Paradigm Funding LLC
1.26%, 8/20/2004	25,000,000 [a,b]	25,000,000
Sigma Finance Inc.
1.07%, 1/31/2005	15,000,000 [a,b]	14,998,699
Total Corporate Notes
(cost $84,998,699)		84,998,699

6

		Principal
Promissory Notes—4.2%		Amount ($)	Value ($)

Goldman Sachs Group Inc.
1.29%-1.53%, 10/12/2004-11/8/2004
(cost $20,000,000)		20,000,000 [c]	20,000,000

U.S. Government Agencies—14.4%

Federal Home Loan Banks, Notes
1.41%, 3/11/2005		25,000,000	25,000,000
Federal National Mortgage Association, Notes
1.36%-1.60%, 2/14/2005-5/13/2005		43,000,000	43,000,000
Total U.S. Government Agencies
(cost $68,000,000)			68,000,000

Time Deposits—29.1%

AmSouth Bancorp (Grand Cayman)
1.38%, 7/1/2004		17,000,000	17,000,000
HSBC Bank USA (Grand Cayman)
1.31%, 7/1/2004		17,000,000	17,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.44%, 7/1/2004		17,000,000	17,000,000
Marshall & Ilsley Bank (Grand Cayman)
1.38%, 7/1/2004		17,000,000	17,000,000
National City Bank (Grand Cayman)
1.38%, 7/1/2004		17,000,000	17,000,000
Regions Bank (Grand Cayman)
1.38%, 7/1/2004		17,000,000	17,000,000
SouthTrust Bank (Grand Cayman)
1.38%, 7/1/2004		17,000,000	17,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.25%, 7/1/2004		18,800,000	18,800,000
Total Time Deposits
(cost $137,800,000)			137,800,000

Total Investments (cost $493,755,688)		104.3%	493,755,688
Liabilities, Less Cash & Receivables		(4.3%)	(20,279,019)
Net Assets		100.0%	473,476,669

a	Variable interest rate—subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2004, these securities
	amounted to $50,996,950 or 10.8% of net assets.
c	These notes were acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale.
	These securities were acquired between 4/15/2004 and 5/11/2004 at a cost of $20,000,000.At June 30, 2004,
	the aggregate value of these securities was $20,000,000 or 4.2% of net assets and are valued at amortized cost.
See notes to financial statements.
		The Fund 7

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES June 30, 2004 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—45.3%	Purchase (%)	Amount ($)	Value ($)

7/1/2004	.94	6,500,000	6,500,000
8/5/2004	1.10	4,279,000	4,274,424
8/12/2004	1.01	5,000,000	4,994,166
Total U.S. Treasury Bills
(cost $15,768,590)			15,768,590

U.S. Treasury Notes—17.2%

2.25%, 7/31/2004
(cost $6,006,158)	1.05	6,000,000	6,006,158

Repurchase Agreements—38.7%

Bear Stearns & Co.
dated 6/30/2004, due 7/1/2004 in the
amount of $3,500,117 (fully collateralized
by $3,565,000 U.S. Treasury Strip Bonds,
due 11/15/2004, value $3,545,036)	1.20	3,500,000	3,500,000
JPMorgan Securities
dated 6/30/2004, due 7/1/2004 in the
amount of $3,500,117 (fully collateralized
by $3,392,000 U.S. Treasury Notes 11.625%,
due 11/15/2004, value $3,570,012)	1.20	3,500,000	3,500,000
Lehman Brothers Holdings Inc.
dated 6/30/2004, due 7/1/2004 in the
amount of $3,500,122 (fully collateralized
by $3,450,000 U.S. Treasury Notes
7.25%, due 8/15/2004, value $3,569,998)	1.25	3,500,000	3,500,000
Morgan Stanley Dean Witter & Co.
dated 6/30/2004, due 7/1/2004 in the
amount of $3,000,101 (fully collateralized
by $2,920,000 U.S. Treasury Notes
6.75%, due 5/15/2005, value $3,060,981)	1.21	3,000,000	3,000,000
Total Repurchase Agreements
(cost $13,500,000)			13,500,000

Total Investments (cost $35,274,748)		101.2%	35,274,748

Liabilities, Less Cash and Receivables		(1.2%)	(434,137)

Net Assets		100.0%	34,840,611

See notes to financial statements.
8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $13,500,000
for the Government Securities Series)—Note 2(b)	493,755,688	35,274,748
Interest receivable	542,628	56,088
Prepaid expenses	14,618	11,758
	494,312,934	35,342,594

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	189,087	12,303
Cash overdraft due to Custodian	591,665	111,986
Payable for investment securities purchased	20,000,000	—
Payable for shares of Beneficial Interest redeemed	—	347,441
Accrued expenses	55,513	30,253
	20,836,265	501,983

Net Assets ($)	473,476,669	34,840,611

Composition of Net Assets ($):
Paid-in capital	473,485,668	34,846,569
Accumulated net realized gain (loss) on investments	(8,999)	(5,958)

Net Assets ($)	473,476,669	34,840,611

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	473,476,669	34,840,611
Shares Outstanding	473,485,703	34,846,569

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2004 (Unaudited)
	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	2,633,310	206,320
Expenses—Note 2(c):
Management fee—Note 3(a)	1,163,673	103,878
Custodian fees	34,839	13,674
Shareholder servicing costs—Note 3(b)	22,921	21,290
Trustees’ fees and expenses—Note 3(c)	22,275	4,010
Auditing fees	11,738	12,739
Registration fees	10,538	11,709
Legal fees	5,214	571
Prospectus and shareholders’ reports	2,310	1,308
Miscellaneous	5,180	1,698
Total Expenses	1,278,688	170,877
Less—reduction in management fee
due to undertaking—Note 3(a)	—	(5,620)
Net Expenses	1,278,688	165,257
Investment Income—Net	1,354,622	41,063

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	7,079	(4,154)
Net Increase in Net Assets Resulting from Operations	1,361,701	36,909

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2004	December 31,	June 30, 2004	December 31,
	(Unaudited)	2003	(Unaudited)	2003

Operations ($):
Investment income—net	1,354,622	4,798,464	41,063	367,004
Net realized gain (loss)
on investments	7,079	—	(4,154)	2,246
Net Increase (Decrease)
in Net Assets Resulting
from Operations	1,361,701	4,798,464	36,909	369,250

Dividends to Shareholders
from ($):
Investment income—net	(1,354,622)	(4,798,464)	(41,063)	(367,004)

Beneficial Interest
Transactions
($1.00 per share):
Net proceeds from
shares sold	363,777,610	815,718,917	365,906,502	550,946,536
Dividends reinvested	196,068	542,379	31,078	139,878
Cost of shares
redeemed	(416,547,244)	(993,224,785)	(366,812,369) (603,072,052)
Increase (Decrease) in
Net Assets from
Beneficial Interest
Transactions	(52,573,566)	(176,963,489)	(874,789)	(51,985,638)
Total Increase
(Decrease)
in Net Assets	(52,566,487)	(176,963,489)	(878,943)	(51,983,392)

Net Assets ($):
Beginning of Period	526,043,156	703,006,645	35,719,554	87,702,946
End of Period	473,476,669	526,043,156	34,840,611	35,719,554

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2004		Year Ended December 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.007	.015	.040	.059	.047
Distributions:
Dividends from
investment income—net	(.003)	(.007)	(.015)	(.040)	(.059)	(.047)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%):	.58[a]	.73	1.53	4.06	6.05	4.78

Ratios/Supplemental Data (%):
Ratio of expenses
to average net assets	.55[a]	.54	.54	.53	.56	.56
Ratio of net investment income
to average net assets	.58[a]	.74	1.52	3.94	5.89	4.67

Net Assets, end of period
($ x 1,000)	473,477	526,043	703,007	858,014	676,949	592,446

a Annualized.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS Government Securities Series
Six Months Ended
	June 30, 2004		Year Ended December 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.004	.012	.035	.054	.043
Distributions:
Dividends from
investment income—net	(.001)	(.004)	(.012)	(.035)	(.054)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.18[a]	.44	1.23	3.59	5.58	4.34

Ratios/Supplemental Data (%):
Ratio of expenses
to average net assets	.79[a]	.69	.69	.66	.66	.68
Ratio of net investment income
to average net assets	.20[a]	.47	1.24	3.56	5.41	4.26
Decrease reflected in
above expense ratios
due to undertakings by
The Dreyfus Corporation	.03[a]	.00[b]	—	—	—	—

Net Assets, end of period
($ x 1,000)	34,841	35,720	87,703	92,607	93,255	82,894

a Annualized.
b Amount represents less than .01%.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Institutional Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Money Market Series and Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

14

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Money Market Series and Government Securities Series receives net earnings credits based on available cash balances left on deposit and includes such credits in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

Money Market Series has an unused capital loss carryover of $16,078 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $7,953 of the carryover expires in fiscal 2006, $3,181 expires in fiscal 2007 and $4,944 expires in fiscal 2009.

Government Securities Series has an unused capital loss carryover of $1,804 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2003 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

16

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager may, at times, limit certain fund expenses in an effort to enhance yields of a fund, as applicable, because of low interest rates. The Manager limited fund expenses of the Government Securities Series to maintain a minimum yield of 15 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended June 30, 2004, the limitation for Government Securities Series amounted to $5,620.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2004, the Money Market Series and the Government Securities Series were charged $10,991 and $11,524, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2004, the Money Market Series and the Government Securities Series were charged $3,124 and $1,169, respectively, pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consists of: management fees $187,037, shareholder services plan fees $1,000 and transfer agency per account fees $1,050.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consists of: management fees $13,285, shareholder services plan fees $1,000 and transfer agency per account fees $600, which are offset against an expense reimbursement currently in effect in the amount of $2,582.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds,and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

18

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund 19

NOTES

For	More	Information

Dreyfus
Institutional
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0179-0195SA0604

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund’s Board as Board members. The Committee has adopted a Nominating Committee Charter (“Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional

SSL-DOCS2 70128344v10

information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 26, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 26, 2004

EXHIBIT INDEX

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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